Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value of derivative instruments reported in the Consolidated Financial Position
The location and fair value of derivative instruments reported in Statement 3 are as follows:

	Consolidated Statement of Financial Position Location	Asset (Liability) Fair Value
(Millions of dollars)		Years ended December 31,
		2014	2013	2012
Designated derivatives
Foreign exchange contracts
Machinery, Energy & Transportation	Receivables — trade and other	$25	$54	$28
Machinery, Energy & Transportation	Accrued expenses	(134)	(39)	(66)
Interest rate contracts
Financial Products	Receivables — trade and other	6	7	17
Financial Products	Long-term receivables — trade and other	73	115	209
Financial Products	Accrued expenses	(8)	(6)	(8)
		$(38)	$131	$180

Undesignated derivatives
Foreign exchange contracts
Machinery, Energy & Transportation	Receivables — trade and other	$2	$19	$31
Machinery, Energy & Transportation	Accrued expenses	(43)	(1)	(63)
Financial Products	Receivables — trade and other	5	7	10
Financial Products	Long-term receivables — trade and other	17	9	—
Financial Products	Accrued expenses	(15)	(4)	(6)
Interest rate contracts
Financial Products	Receivables — trade and other	—	—	2
Financial Products	Accrued expenses	—	—	(1)
Commodity contracts
Machinery, Energy & Transportation	Receivables — trade and other	—	—	1
Machinery, Energy & Transportation	Accrued expenses	(14)	—	—
		$(48)	$30	$(26)

Total notional amounts of derivative instruments
The total notional amounts of the derivative instruments are as follows:

	Years ended December 31,
(Millions of dollars)	2014	2013	2012

Machinery, Energy & Transportation	$3,128	$3,565	$4,438
Financial Products	$5,249	$6,743	$9,817

Effect of derivatives designated as hedging instruments on Consolidated Results of Operations
The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges		Year ended December 31, 2014
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(41)	$23
		$(41)	$23

		Year ended December 31, 2013
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(107)	$114
		$(107)	$114

		Year ended December 31, 2012
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	(20)	36
		$(20)	$36

Cash Flow Hedges
(Millions of dollars)	Year ended December 31, 2014
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery, Energy & Transportation	$(118)	Other income (expense)	$5		$—
Interest rate contracts
Machinery, Energy & Transportation	(63)	Interest expense excluding Financial Products	(5)		—
Financial Products	(6)	Interest expense of Financial Products	(6)		—
	$(187)		$(6)		$—

	Year ended December 31, 2013
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery, Energy & Transportation	$(4)	Other income (expense)	$(57)	[2]	$—
Interest rate contracts
Machinery, Energy & Transportation	—	Other income (expense)	(3)		—
Financial Products	(2)	Interest expense of Financial Products	(6)		1	[1]
	$(6)		$(66)		$1

	Year ended December 31, 2012
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery, Energy & Transportation	$(78)	Other income (expense)	$(30)	[2]	$—
Interest rate contracts
Financial Products	1	Interest expense of Financial Products	4		(1)	[1]
	$(77)		$(26)		$(1)

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

[2]
Includes $3 million and $7 million of losses reclassified from AOCI to Other income (expense) in 2013 and 2012, respectively as certain derivatives were dedesignated as the related transactions are no longer probable to occur.

Effect of derivatives not designated as hedging instruments on the Consolidated Results of Operations
The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains (Losses)	2014	2013	2012
Foreign exchange contracts
Machinery, Energy & Transportation	Other income (expense)	$(60)	$17	$62
Financial Products	Other income (expense)	(47)	8	6
Interest rate contracts
Machinery, Energy & Transportation	Other income (expense)	2	(1)	2
Financial Products	Other income (expense)	—	(3)	—
Commodity contracts
Machinery, Energy & Transportation	Other income (expense)	(15)	(3)	2
		$(120)	$18	$72

Effect of net settlement provisions of the master netting agreements on derivative assets

December 31, 2012				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Assets Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount of Assets
Derivatives
Machinery, Energy & Transportation	$60	$—	$60	$(59)	$—	$1
Financial Products	238	—	238	(12)	—	226
Total	$298	$—	$298	$(71)	$—	$227

December 31, 2013				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Assets Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount of Assets
Derivatives
Machinery, Energy & Transportation	$73	$—	$73	$(32)	$—	$41
Financial Products	138	—	138	(9)	—	129
Total	$211	$—	$211	$(41)	$—	$170
The effect of the net settlement provisions of the master netting agreements on our derivative balances upon an event of default or termination event is as follows:

December 31, 2014				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Assets Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount of Assets
Derivatives
Machinery, Energy & Transportation	$27	$—	$27	$(27)	$—	$—
Financial Products	101	—	101	(8)	—	93
Total	$128	$—	$128	$(35)	$—	$93

Effect of net settlement provisions of the master netting agreements on derivative liabilities

December 31, 2013				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Pledged	Net Amount of Liabilities
Derivatives
Machinery, Energy & Transportation	$(40)	$—	$(40)	$32	$—	$(8)
Financial Products	(10)	—	(10)	9	—	(1)
Total	$(50)	$—	$(50)	$41	$—	$(9)

December 31, 2012				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Pledged	Net Amount of Liabilities
Derivatives
Machinery, Energy & Transportation	$(129)	$—	$(129)	$59	$—	$(70)
Financial Products	(15)	—	(15)	12	—	(3)
Total	$(144)	$—	$(144)	$71	$—	$(73)

December 31, 2014				Gross Amounts Not Offset in the Statement of Financial Position
(Millions of dollars)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amount of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Pledged	Net Amount of Liabilities
Derivatives
Machinery, Energy & Transportation	$(191)	$—	$(191)	$27	$—	$(164)
Financial Products	(23)	—	(23)	8	—	(15)
Total	$(214)	$—	$(214)	$35	$—	$(179)